Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details Textual) - EBP 06-1061602 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	NOVO NORDISK INC. 401(k) SAVINGS PLAN
EBP, Plan Number	001
Entity Tax Identification Number	06-1061602